Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020		December 31, 2019
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	379	379	395	488

Liabilities
Secured credit facilities (2020: Level 3; 2019: Level 2)	1,193	5,662	5,464	5,549
Credit facilities contained within variable interest entities (Level 2) (2)	—	—	590	598
Senior Secured Notes (Level 1)	213	515	404	476
Related party loans payable by the VIE (Level 2) (2)	—	—	239	239
Related party loans payable (Level 3)	424	426	—	—
(1)Excludes Archer convertible debt receivable, which is measured at fair value.
(2)Refer to Note 36 - "Variable Interest Entities" for further information on the Ship Finance SPV's deconsolidation.
Schedule of financial instruments measured at fair value on a recurring basis	The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020		December 31, 2019
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	526	526	1,115	1,115
Restricted cash (Level 1)	197	197	242	242
Marketable securities (Level 1)	8	8	11	11
Related party loans receivable - Archer convertible debt (Level 3)	13	13	35	35
Interest rate cap (Level 2)	—	—	3	3

Temporary equity
Redeemable non-controlling interest (Level 3)	—	—	57	57